Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitment and Contingencies [Abstract]
Schedule of Firm Commitment to Purchase Asset
The aircraft and engines contractual obligations net of discounts and pre-delivery payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31,
2025	429,430
2026	247,068
2027	483,707
2028	687,938
2029	393,344
2030	57,063
$2,298,550